Debt (FY) (Details) - USD ($)		9 Months Ended
	May 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Credit facility entered into in conjunction with acquisition of real estate	$ 35,995,000	$ 12,000,000	$ 0
Interest-only term	10 years
Fixed interest rate	3.93%
Loan-to-value ratio, maximum	65.00%